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UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-21284

Nicholas-Applegate Convertible & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,
New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 29, 2008

Date of reporting period:            November 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments November 30, 2007 (unaudited)
Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK-43.7%
	Agriculture-2.0%
	Bunge Ltd.,
165	4.875%, 12/31/49	Ba1/BB	$22,797,425
8	5.125%, 12/10/10	NR/BB	8,520,000
			31,317,425
	Automotive-2.0%
	General Motors Corp.,
785	5.25%, 3/6/32, Ser. B	Caa1/B-	15,676,450
700	6.25%, 7/15/33, Ser. C	Caa1/B-	15,400,000
			31,076,450
	Banking-2.1%
227	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	A3/BBB	7,710,555
181	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (e)	Aa1/AA+	23,634,980
			31,345,535
	Commercial Services-0.9%
305	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	13,373,626

	Electric-4.7%
441	AES Trust III, 6.75%, 10/15/29	B3/B-	21,508,600
342	Entergy Corp., 7.625%, 2/17/09	NR/BBB	24,485,888
68	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	25,117,325
			71,111,813
	Financial Services-13.7%
366	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (d)	Aa2/AA	9,540,317
1,216	Eksportfinans AS, 13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (e)	Aaa/A+	21,081,079
	Goldman Sachs Group, Inc.,
684	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (e)	Aa3/NR	17,429,121
505	20.00%, 3/6/08, Ser. DISH (Echostar Communications Corp.) (e)	Aa3/NR	17,803,481
281	Lazard Ltd. 6.625%, 5/15/08	Ba1/NR	11,736,871
	Lehman Brothers Holdings, Inc.,
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (e)	A1/A+	23,012,196
255	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (e)	A1/A+	18,254,906
483	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (e)	A1/A+	20,378,879
	Morgan Stanley,
243	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (e)	Aa3/AA-	17,665,374
554	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (e)	Aa3/AA-	18,114,596
36	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (e)	Aa3/NR	16,660,511
554	20.00%, 3/24/08, Ser. DIS (The Walt Disney Co.) (e)	Aa3/NR	16,181,329
			207,858,660
	Hand/Machine Tools-1.1%
18	Stanley Works, 7.145%, 5/17/12 (d)	A2/A	17,224,025

	Insurance-5.7%
18	Fortis Insurance NV, 7.75%, 1/26/08 (a) (b)	Aa3/A+	29,278,116
629	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	20,473,728
687	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	22,756,875
687	XL Capital Ltd., 7.00%, 2/15/09	A3/A-	14,720,895
			87,229,614
	Investment Companies-1.6%
356	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (e)	NR/NR	23,996,250

	Metals & Mining-1.6%
169	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	24,601,000

	Oil & Gas-1.6%
203	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	23,893,625

	Packaging & Containers-0.6%
193	Owens-Illinois, Inc., 4.75, 12/31/49	Caa1/B-	9,213,362

	Pharmaceuticals-1.2%
66	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	17,780,062

	Real Estate (REIT)-1.0%
677	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	14,781,312

Nicholas-Applegate Convertible & Income Fund Schedule of Investments November 30, 2007 (unaudited)
Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Sovereign-1.5%
511	Svensk Exportkredit AB, 10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (e)	Aa1/AA+	$22,633,209

	Telecommunications-1.3%
330	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	19,965,000

	Waste Disposal-1.1%
57	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	16,661,625

	Total Convertible Preferred Stock (cost-$639,092,264)		664,062,593
CORPORATE BONDS & NOTES-41.2%
Principal
Amount
(000)
	Advertising-0.7%
$10,700	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	10,726,750

	Apparel-0.3%
3,990	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	4,024,912

	Automotive-2.9%
6,470	Accuride Corp., 8.50%, 2/1/15	B3/B-	5,596,550
3,615	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB	3,361,950
13,215	Exide Technologies, 10.50%, 3/15/13, Ser. B	Caa1/CCC+	12,686,400
12,875	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	10,750,625
10,890	Goodyear Tire & Rubber Co., 11.00%, 3/1/11	Ba3/B+	11,652,300
			44,047,825
	Chemicals-1.5%
13,210	Georgia Gulf Corp., 10.75%, 10/15/16	B3/CCC+	9,180,950
7,403	Huntsman LLC, 11.625%, 10/15/10	Ba1/BB+	7,865,688
6,165	Momentive Performance Materials, Inc., 9.75%, 12/1/14 (a) (b)	B3/B-	5,748,863
			22,795,501
	Coal-0.4%
6,280	James River Coal Co., 9.375%, 6/1/12	Ca/CC	5,557,800

	Commercial Services-1.5%
12,965	Cenveo Corp., 7.875%, 12/1/13	B3/B-	11,603,675
11,060	Hertz Corp., 10.50%, 1/1/16	B2/B	11,502,400
			23,106,075
	Computers-0.6%
10,325	Unisys Corp., 8.00%, 10/15/12	B2/B+	9,318,312

	Electric-2.6%
13,025	AES Corp., 9.50%, 6/1/09	B1/B	13,497,156
7,560	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/CCC+	7,446,600
12,630	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	13,367,554
5,400	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (a) (b)	B3/CCC	5,224,500
			39,535,810
	Electronics-0.8%
12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	12,595,950

	Financial Services-2.7%
8,725	AMR Holdings Co., 10.00%, 2/15/15	B1/B-	9,379,375
11,230	E*Trade Financial Corp., 8.00%, 6/15/11	Ba3/B	8,647,100
10,795	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	9,439,008
9,990	KAR Holdings, Inc., 8.75%, 5/1/14 (a) (b)	B3/CCC	9,290,700
3,655	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,837,750
			40,593,933
	Healthcare-1.1%
6,735	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	6,297,225
9,015	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	9,285,450
1,350	Psychiatric Solutions, Inc., 7.75%, 7/15/15	B3/B-	1,323,000
			16,905,675
	Home Furnishings-0.8%
11,370	Central Garden & Pet Co., 9.125%, 2/1/13	Caa1/B-	10,176,150
2,050	Jarden Corp., 7.50%, 5/1/17	B3/B-	1,855,250
			12,031,400

Nicholas-Applegate Convertible & Income Fund Schedule of Investments November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Manufacturing-1.9%
$13,310	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	$11,513,150
5,390	Polypore, Inc., 8.75%, 5/15/12	Caa1/CCC+	5,295,675
11,865	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	11,865,000
			28,673,825
	Metals & Mining-1.4%
8,310	PNA Group, Inc., 10.75%, 9/1/16	B3/B-	8,019,150
12,735	RathGibson, Inc., 11.25%, 2/15/14	B3/B-	13,117,050
			21,136,200
	Miscellaneous-0.6%
9,477	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b) (c)	NR/NR	9,950,851

	Multi-Media-2.1%
14,370	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC	12,573,750
1,900	Idearc, Inc., 8.00%, 11/15/16	B2/B+	1,786,000
8,220	Mediacom LLC, 9.50%, 1/15/13	B3/B	7,685,700
10,835	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa2/CCC	10,537,038
			32,582,488
	Office Furnishings-0.8%
	Interface, Inc.,
5,375	9.50%, 2/1/14	B3/B-	5,616,875
6,600	10.375%, 2/1/10	B1/B+	6,946,500
			12,563,375
	Paper Products-1.2%
5,525	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	5,165,875
12,945	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	13,592,250
			18,758,125
	Pharmaceuticals-0.5%
8,530	Leiner Health Products, Inc., 11.00%, 6/1/12	Ca/CCC-	6,781,350

	Pipelines-0.5%
8,100	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B-	7,330,500

	Retail-6.1%
13,640	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/CCC+	10,980,200
13,480	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	11,997,200
13,475	Claire's Stores, Inc., 10.50%, 6/1/17 (a) (b)	Caa2/CCC+	8,624,000
8,405	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC	8,194,875
12,825	Michaels Stores, Inc., 10.00%, 11/1/14	B2/CCC	12,696,750
13,355	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	14,256,462
4,695	R.H. Donnelley, Inc., 8.875%, 1/15/16	B3/B	4,460,250
12,840	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	10,914,000
10,900	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	11,390,500
			93,514,237
	Semi-Conductors-0.7%
12,405	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B2/B-	10,699,312

	Software-0.8%
12,395	First Data Corp., 9.875%, 9/24/15 (a) (b)	B3/B-	11,542,844

	Telecommunications-6.8%
9,705	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/CCC+	10,190,250
5,195	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC+	5,428,775
2,695	Cricket Communications, Inc., 9.375%, 11/1/14	Caa1/CCC	2,519,825
13,560	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa1/CCC	14,034,600
12,400	Intelsat Bermuda Ltd., 11.25%, 6/15/16	Caa1/B-	12,896,000
13,555	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	13,588,888
15,700	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/B+	16,838,250
12,680	Nortel Networks Ltd., 10.75%, 7/15/16 (a) (b)	B3/B-	13,282,300
14,220	West Corp., 11.00%, 10/15/16	Caa1/B-	14,291,100
			103,069,988
	Theaters-0.9%
12,940	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	13,619,350

	Travel Services-1.0%
14,560	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	15,506,400

	Total Corporate Bonds & Notes (cost-$652,363,618)		626,968,788

Nicholas-Applegate Convertible & Income Fund Schedule of Investments November 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE BONDS & NOTES-11.4%
	Automotive-1.1%
$15,930	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$17,104,838

	Commercial Services-1.7%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	9,615,060
13,440	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	16,715,328
			26,330,388
	Computers-1.3%
17,355	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	19,480,987

	Electric-1.3%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	19,895,625

	Hotels/Gaming-0.2%
2,365	Mandalay Resort Group, Inc., 5.9875%, 3/21/33 (d)	Ba2/BB	3,346,475

	Oil & Gas-1.4%
12,755	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB	20,981,975

	Retail-1.4%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	20,692,880

	Telecommunications-3.0%
20,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	18,906,000
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	20,474,375
5,567	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	5,504,371
			44,884,746

	Total Convertible Bonds & Notes (cost-$161,557,860)		172,717,914

U.S. GOVERNMENT SECURITIES-2.6%
	United States Treasury Notes,
25,435	12.00%, 8/15/13		26,915,419
10,775	13.25%, 5/15/14		12,305,395
	Total U.S. Government Securities (cost-$41,897,897)		39,220,814

SHORT-TERM INVESTMENT-1.1%
	Time Deposit-1.1%
17,514	Bank of America—London, 3.96%, 12/3/07		17,514,049
	(cost-$17,514,049)

	Total Investments (cost-$1,512,425,688)—100.0%		$1,520,484,158

Nicholas-Applegate Convertible & Income Fund Schedule of Investments November 30, 2007 (unaudited)

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	144A Security-security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) (c) (d) (e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $100,388,774, representing 6.60% of total investments are restricted.
Credit-linked trust certificate.
Variable rate security. Interest rate disclosed reflects the rate in effect on November 30, 2007.
Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

Other Investments:

Interest rate cap agreement outstanding at November 30, 2007:

	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Depreciation
UBS AG	$525,000,000	1/15/2008	$919,187	1 month LIBOR-BBA	$(13,439,250)
				over 3% strike price

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 23, 2008